Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Key Financial Information Regarding the Operating Segments Comprise	For the periods June 30, 2024 and 2023, the key financial information regarding the operating segments comprised of the following:
	January 1 – June 30, 2024
	Ride-hailing	Two-wheeled electric vehicle rentals	Unallocated	Total

Revenue	-	8,408,711	-	8,408,711
Cost of revenue	-	(9,886,487)	-	(9,886,487)
General and administrative expenses	(5,198,449)	(3,854,635)	-	(9,053,084)
Selling and marketing expenses	(6,236,299)	(225,606)	-	(6,461,905)
Research and development expenses	(565,770)	(45,547)	-	(611,317)
Other expense	(1,103,809)	(494,849)	-	(1,598,658)
Other income	-	984,015	-	984,015
Financial income	-	-	558,718	558,718
Financial expense	-	-	(4,208,923)	(4,208,923)
Loss before income tax expense	(13,104,327)	(5,114,398)	(3,650,205)	(21,868,930)

	January 1 – June 30, 2023
	Ride-hailing	Two-wheeled electric vehicle rentals	Unallocated	Total

Revenue	-	9,484,761	-	9,484,761
Cost of revenue	-	(13,018,053)	-	(13,018,053)
General and administrative expenses	(1,224,937)	(4,443,420)	-	(5,668,357)
Selling and marketing expenses	(2,985,954)	(224,817)	-	(3,210,771)
Research and development expenses	-	-	(1,500,488)	(1,500,488)
Other expense	-	-	(565,184)	(565,184)
Other income	-	-	374,041	374,041
Financial income	-	-	2,719,636	2,719,636
Financial expense	-	-	(1,946,324)	(1,946,324)
Loss before income tax expense	(4,210,891)	(8,201,529)	(918,319)	(13,330,739)